Long-Term Borrowings and Subordinated Debt - Schedule of Long-Term Borrowings, Interest Expense and Weighted Average Interest Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014
Debt Instrument [Line Items]
Long-term borrowings	$ 21,810	$ 34,101	$ 31,874	$ 20,042
Weighted average interest rate	2.80%			2.78%
Interest expense	$ 746	$ 1,107	$ 1,091
Other Long-Term Borrowings [Member]
Debt Instrument [Line Items]
Weighted average interest rate	3.01%	3.17%	3.40%	2.97%